Summary of Significant Accounting Principles (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Principles [Line Items]
Cash and cash equivalents	$ 270,728,008	$ 372,340,353
Cash and cash equivalents segregated under federal and foreign requirements	939,232,153	621,802,114
Allowance for credit losses	1,114,751	225,572
Decrease to indemnification obligation	557,103
Indemnification obligation		557,102
Fractional share repurchase obligation	108,252,531	45,528,829
Customer cash	$ 1,270,372,599	579,199,615
Fractional share repurchase obligation		45,528,829
Operating lease	Total revenues
Operating lease income	$ 1,135,608	1,102,459	$ 127,768
Handling charges income	3,623,929	518,110	541,356
Capitalized related costs	7,603,867	2,340,539
Preferred shares redemption value accretion	495,088,038	340,080,000	51,409,749
Securities sold not yet purchased	$ 2,196	$ 2,083
Maximum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions		50.00%
Minimum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions		2.50%
China [Member]
Summary of Significant Accounting Principles [Line Items]
Land lease agreement right to use (in Square Feet) | ft²	288,690
United States [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	90.00%	89.00%
Accounts Payable and Other Accrued Expenses [Member]
Summary of Significant Accounting Principles [Line Items]
Indemnification obligation		$ 557,103
United States [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	$ 340,367	31,261
Mainland China [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	4,664,052	3,009,712	5,220,133
Hong Kong [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	72,453	65,214	46,889
Singapore [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	311,149	358,879	236,175
Japan [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	288,095	140,256	81,128
Others [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense	$ 739,351	$ 305,333	$ 102,517
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	24.00%	41.00%	26.00%
Customer One [Member] | United States [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	81.00%	72.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	19.00%	24.00%	22.00%
Customers Two [Member] | China [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	2.00%	10.00%
Customers Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	11.00%	11.00%	14.00%
Customers Three [Member] | HONG KONG | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	6.00%	5.00%
Customer [Member] | Customer Concentration Risk [Member] | Maximum [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	85.00%
Customer [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		76.00%